Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 31, 2008

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The subsection captioned “Small Account Fee” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder will not be charged a small account fee if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The subsection captioned “Minimum Account Size” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder’s Fund account that remains below the minimum for three months or longer will not be liquidated if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The first sentence of the subsection captioned “Exchanging Shares” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds.

The section of the Prospectus titled “Fund Distributions” is revised to reflect that a shareholder can choose to invest all distributions in shares of the same class of any other Fund or another series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class at NAV.

All references to the “Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares” are replaced with “Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares.” Corresponding changes are made throughout the Prospectus to add “Allianz Funds Multi-Strategy Trust” to other lists that include both “other series of Allianz Funds” (or phrases of similar effect) and “PIMCO Funds” for purposes of enumerating shareholders’ rights and privileges with respect to exchanges, purchases, redemptions, distributions and other actions regarding other funds in the fund complex.

Disclosure Relating to the OCC Equity Premium Strategy and OCC Opportunity Funds

Effective April 1, 2008, the information relating to the OCC Equity Premium Strategy and OCC Opportunity Funds contained in the table under “Management of the Funds—Sub-Advisers—Oppenheimer Capital” on page 56 of the Prospectus is restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience

OCC Equity Premium Strategy Fund	Stephen Bond-Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 14 years of investment management experience.

	Robert Urquhart (Lead on Equity)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 26 years of experience in portfolio management.

	Michael Purcell (Options)	2008	Assistant Vice President of Oppenheimer Capital and research analyst for Oppenheimer Capital’s Structured Products team. Prior to joining the firm he served as an associate portfolio specialist and marketing analyst with Allianz Global Investors. He earned a B.S. in Finance and Accounting from Fairfield University’s Dolan School of Business, and holds NASD Series 7 and 66 licenses. He has 4 years of industry experience and 2 years of investment management experience.

Fund	Portfolio Managers	Since	Recent Professional Experience

	Valentin Ivanov (Options)	2008	Vice President of Oppenheimer Capital and quantitative analyst for Oppenheimer Capital’s Structured Products team. Prior to joining the firm in 2005, he served as a portfolio administrator and trader with PEA Capital LLC, Allianz Global Investors Managed Accounts and Nicholas-Applegate. He holds a B.A. from the University of San Diego. He has over 9 years of investment management experience.

OCC Opportunity Fund	Michael Corelli (Lead)	2003	Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in support of and as an analyst for the small and mid cap growth group.

	Eric Sartorius	2008	Vice President of Oppenheimer Capital and senior research analyst for Oppenheimer Capital’s Small Cap Growth strategy. He specializes in researching the information technology, medical technology and health care sectors of the small-cap equity market. Prior to joining the firm in 2006, he was a senior research analyst at PEA Capital LLC. Prior to joining PEA Capital in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He is a CFA charterholder and holds a B.A. from Williams College.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 31, 2008

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

The subsection captioned “Small Account Fee” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder will not be charged a small account fee if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The subsection captioned “Minimum Account Size” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder’s Fund account that remains below the minimum for three months or longer will not be liquidated if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The first sentence of the subsection captioned “Exchanging Shares” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other Fund or of another series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds.

The section of the Prospectus titled “Fund Distributions” is revised to reflect that a shareholder can choose to invest all distributions in shares of the same class of any other Fund or another series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class at NAV.

All references to the “Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares” are replaced with “Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares.” Corresponding changes are made throughout the Prospectus to add “Allianz Funds Multi-Strategy Trust” to other lists that include both “other series of Allianz Funds” (or phrases of similar effect) and “PIMCO Funds” for purposes of enumerating shareholders’ rights and privileges with respect to exchanges, purchases, redemptions, distributions and other actions regarding other funds in the fund complex.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 31, 2008

to the Prospectus for Class A, B and C Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2007 (as revised January 1, 2008)

The subsection captioned “Small Account Fee” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder will not be charged a small account fee if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The subsection captioned “Minimum Account Size” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder’s Fund account that remains below the minimum for three months or longer will not be liquidated if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The first sentence of the subsection captioned “Exchanging Shares” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

You may exchange your Class A, Class B or Class C shares of the Fund for the same Class of shares of another series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds subject to any restrictions on exchanges set forth in the applicable fund’s or series’ prospectus(es).

The section of the Prospectus titled “Fund Distributions” is revised to reflect that a shareholder can choose to invest all distributions in shares of the same class of another series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class at NAV.

All references to the “Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares” are replaced with “Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares.” Corresponding changes are made throughout the Prospectus to add “Allianz Funds Multi-Strategy Trust” to other lists that include both “other series of Allianz Funds” (or phrases of similar effect) and “PIMCO Funds” for purposes of enumerating shareholders’ rights and privileges with respect to exchanges, purchases, redemptions, distributions and other actions regarding other funds in the fund complex.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 31, 2008

to the Prospectus for Class A, B and C Shares of Allianz OCC Renaissance Fund

Dated November 1, 2007 (as revised January 1, 2008)

The subsection captioned “Small Account Fee” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder will not be charged a small account fee if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The subsection captioned “Minimum Account Size” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder’s Fund account that remains below the minimum for three months or longer will not be liquidated if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The first sentence of the subsection captioned “Exchanging Shares” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

Except as provided below and/or in the applicable fund’s or series’ prospectus(es), you may exchange your Class A, Class B or Class C shares of the Fund for the same Class of shares of any other series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds.

The section of the Prospectus titled “Fund Distributions” is revised to reflect that a shareholder can choose to invest all distributions in shares of the same class of another series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class at NAV.

All references to the “Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares” are replaced with “Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares.” Corresponding changes are made throughout the Prospectus to add “Allianz Funds Multi-Strategy Trust” to other lists that include both “other series of Allianz Funds” (or phrases of similar effect) and “PIMCO Funds” for purposes of enumerating shareholders’ rights and privileges with respect to exchanges, purchases, redemptions, distributions and other actions regarding other funds in the fund complex.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 31, 2008

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The subsection captioned “Small Account Fee” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder will not be charged a small account fee if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The subsection captioned “Minimum Account Size” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder’s Fund account that remains below the minimum for three months or longer will not be liquidated if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The first sentence of the subsection captioned “Exchanging Shares” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or of another series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers Class D shares.

The section of the Prospectus titled “Fund Distributions” is revised to reflect that a shareholder can choose to invest all distributions in shares of the same class of any other Fund or another series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class at NAV.

All references to the “Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares” are replaced with “Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares.” Corresponding changes are made throughout the Prospectus to add “Allianz Funds Multi-Strategy Trust” to other lists that include both “other series of Allianz Funds” (or phrases of similar effect) and “PIMCO Funds” for purposes of enumerating shareholders’ rights and privileges with respect to exchanges, purchases, redemptions, distributions and other actions regarding other funds in the fund complex.

Disclosure Relating to the OCC Equity Premium Strategy and OCC Opportunity Funds

Effective April 1, 2008, the information relating to the OCC Equity Premium Strategy and OCC Opportunity Funds contained in the table under “Management of the Funds—Sub-Advisers—Oppenheimer Capital” on page 60 of the Prospectus is restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience

OCC Equity Premium Strategy Fund	Stephen Bond- Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 14 years of investment management experience.

	Robert Urquhart (Lead on Equity)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 26 years of experience in portfolio management.

	Michael Purcell (Options)	2008	Assistant Vice President of Oppenheimer Capital and research analyst for Oppenheimer Capital’s Structured Products team. Prior to joining the firm he served as an associate portfolio specialist and marketing analyst with Allianz Global Investors. He earned a B.S. in Finance and Accounting from Fairfield University’s Dolan School of Business, and holds NASD Series 7 and 66 licenses. He has 4 years of industry experience and 2 years of investment management experience.

Fund	Portfolio Managers	Since	Recent Professional Experience

	Valentin Ivanov (Options)	2008	Vice President of Oppenheimer Capital and quantitative analyst for Oppenheimer Capital’s Structured Products team. Prior to joining the firm in 2005, he served as a portfolio administrator and trader with PEA Capital LLC, Allianz Global Investors Managed Accounts and Nicholas-Applegate. He holds a B.A. from the University of San Diego. He has over 9 years of investment management experience.

OCC Opportunity Fund	Michael Corelli (Lead)	2003	Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in support of and as an analyst for the small and mid cap growth group.

	Eric Sartorius	2008	Vice President of Oppenheimer Capital and senior research analyst for Oppenheimer Capital’s Small Cap Growth strategy. He specializes in researching the information technology, medical technology and health care sectors of the small-cap equity market. Prior to joining the firm in 2006, he was a senior research analyst at PEA Capital LLC. Prior to joining PEA Capital in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He is a CFA charterholder and holds a B.A. from Williams College.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 31, 2008

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The subsection captioned “Small Account Fee” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder will not be charged a small account fee if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The subsection captioned “Minimum Account Size” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is revised to reflect that a shareholder’s Fund account that remains below the minimum for three months or longer will not be liquidated if the aggregate value of all the shareholder’s Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

The first sentence of the subsection captioned “Exchanging Shares” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is deleted and replaced in its entirety with the following:

Except as provided below and/or in the applicable Funds’ or series’ prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or of another series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers Class D shares.

The section of the Prospectus titled “Fund Distributions” is revised to reflect that a shareholder can choose to invest all distributions in shares of the same class of any other Fund or another series of the Trust, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class at NAV.

All references to the “Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares” are replaced with “Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares.” Corresponding changes are made throughout the Prospectus to add “Allianz Funds Multi-Strategy Trust” to other lists that include both “other series of Allianz Funds” (or phrases of similar effect) and “PIMCO Funds” for purposes of enumerating shareholders’ rights and privileges with respect to exchanges, purchases, redemptions, distributions and other actions regarding other funds in the fund complex.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 31, 2008

to the Prospectus for Class R Shares of Allianz Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the OCC Equity Premium Strategy Fund

All references to the “Allianz Funds and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares” are replaced with “Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders’ Guide for Class A, B, C and R Shares.” Corresponding changes are made throughout the Prospectus to add “Allianz Funds Multi-Strategy Trust” to other lists that include both “other series of Allianz Funds” (or phrases of similar effect) and “PIMCO Funds” for purposes of enumerating shareholders’ rights and privileges with respect to exchanges, purchases, redemptions, distributions and other actions regarding other funds in the fund complex.

Effective April 1, 2008, the information relating to the OCC Equity Premium Strategy Fund contained in the table under “Management of the Funds—Sub-Advisers—Oppenheimer Capital” on page 38 of the Prospectus is restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience

OCC Equity Premium Strategy Fund	Stephen Bond- Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 14 years of investment management experience.

	Robert Urquhart (Lead on Equity)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 26 years of experience in portfolio management.

	Michael Purcell (Options)	2008	Assistant Vice President of Oppenheimer Capital and research analyst for Oppenheimer Capital’s Structured Products team. Prior to joining the firm he served as an associate portfolio specialist and marketing analyst with Allianz Global Investors. He earned a B.S. in Finance and Accounting from Fairfield University’s Dolan School of Business, and holds NASD Series 7 and 66 licenses. He has 4 years of industry experience and 2 years of investment management experience.

	Valentin Ivanov (Options)	2008	Vice President of Oppenheimer Capital and quantitative analyst for Oppenheimer Capital’s Structured Products team. Prior to joining the firm in 2005, he served as a portfolio administrator and trader with PEA Capital LLC, Allianz Global Investors Managed Accounts and Nicholas-Applegate. He holds a B.A. from the University of San Diego. He has over 9 years of investment management experience.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 31, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the OCC Equity Premium Strategy and OCC Opportunity Funds

Effective April 1, 2008, the information relating to the OCC Equity Premium Strategy and OCC Opportunity Funds contained in the table under “Management of the Funds—Sub-Advisers—Oppenheimer Capital” on pages 49-50 of the Prospectus is restated in its entirety as follows:

Fund	Portfolio Managers	Since	Recent Professional Experience

OCC Equity Premium Strategy Fund	Stephen Bond- Nelson (Lead on Options)	2004	Co-Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital LLC. Prior to joining PEA Capital in 1999, he was a research analyst at Prudential Mutual Funds. He has over 14 years of investment management experience.

	Robert Urquhart (Lead on Equity)	2005	Managing Director, Oppenheimer Capital. He joined Oppenheimer Capital in 1999 and has over 26 years of experience in portfolio management.

	Michael Purcell (Options)	2008	Assistant Vice President of Oppenheimer Capital and research analyst for Oppenheimer Capital’s Structured Products team. Prior to joining the firm he served as an associate portfolio specialist and marketing analyst with Allianz Global Investors. He earned a B.S. in Finance and Accounting from Fairfield University’s Dolan School of Business, and holds NASD Series 7 and 66 licenses. He has 4 years of industry experience and 2 years of investment management experience.

	Valentin Ivanov (Options)	2008	Vice President of Oppenheimer Capital and quantitative analyst for Oppenheimer Capital’s Structured Products team. Prior to joining the firm in 2005, he served as a portfolio administrator and trader with PEA Capital LLC, Allianz Global Investors Managed Accounts and Nicholas-Applegate. He holds a B.A. from the University of San Diego. He has over 9 years of investment management experience.

OCC Opportunity Fund	Michael Corelli (Lead)	2003	Portfolio Manager for Oppenheimer Capital. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital in 1999, he worked for 6 years at Bankers Trust in support of and as an analyst for the small and mid cap growth group.

	Eric Sartorius	2008	Vice President of Oppenheimer Capital and senior research analyst for Oppenheimer Capital’s Small Cap Growth strategy. He specializes in researching the information technology, medical technology and health care sectors of the small-cap equity market. Prior to joining the firm in 2006, he was a senior research analyst at PEA Capital LLC. Prior to joining PEA Capital in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He is a CFA charterholder and holds a B.A. from Williams College.

Filed pursuant to Rule 497(e)
File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated March 31, 2008

to the Statement of Additional Information

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Related to All Funds

The first sentence of the fourth paragraph in the subsection captioned “Purchases, Exchanges and Redemptions” contained in the section titled “Distribution of Trust Shares” is deleted and replaced in its entirety with the following:

As described and subject to any limits in the Class A, B and C Prospectus, the Class D Prospectus and the Class R Prospectus under the caption “How to Buy and Sell Shares - Exchanging Shares,” and in the Institutional Prospectus under the caption “Purchases, Redemptions and Exchanges - Exchange Privilege” and in the Guide (with respect to Class A, B, C and R shares only), a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust that is available for investment, any series of Allianz Funds Multi-Strategy Trust that is available for investment, or any series of PIMCO Funds, each on the basis of their respective net asset values.

Disclosure Relating to the OCC Equity Premium Strategy and OCC Opportunity Funds

Effective April 1, 2008, the subsection captioned “Oppenheimer Capital” in the section titled “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest” under “Management of the Trust” is revised to indicate that: Stephen Bond-Nelson, Michael Purcell, Valentin Ivanov, and Robert Urquhart share primary responsibility for management of the OCC Equity Premium Strategy Fund; and, Michael Corelli and Eric Sartorius share primary responsibility for management of the OCC Opportunity Fund.

Information regarding other accounts managed by Stephen Bond-Nelson, Robert Urquhart and Michael Corelli, as well as their ownership of securities of the series of the Funds they manage, is currently contained in the Statement of Additional Information. Information, as of December 31, 2007, regarding other accounts managed by Michael Purcell, Valentin Ivanov and Eric Sartorius, as well as their ownership of securities of the Funds they manage, is provided in the tables below.

Other Accounts Managed

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Michael Purcell	3	455	0	0	4	2,457
Valentin Ivanov	3	455	0	0	4	2,457
Eric Sartorius	0	0	0	0	0	0

Accounts and Assets for Which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Michael Purcell	3	455	0	0	0	0
Valentin Ivanov	3	455	0	0	0	0
Eric Sartorius	0	0	0	0	0	0

Securities Ownership

OCC Equity Premium Strategy	Dollar Range of Equity Securities
Michael Purcell	$0
Valentin Ivanov	$0

OCC Opportunity
Eric Sartorius	$500,001- $1,000,000